Financial Instruments-risk management (Narrative) (Details)		12 Months Ended
	Aug. 03, 2023 USD ($)	Dec. 31, 2023 USD ($) item customer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2023 USD ($)
Disclosure Of Financial Instruments Risk management [Line items]
Foreign exchange gain (loss)		$ (16,820,000)	$ 19,725,000	$ 5,049,000
Uncommitted credit lines	$ 179,600,000	179,600,000
Repayments of borrowings, classified as financing activities		0	172,522,000	274,934,000
Borrowings		500,981,000	497,642,000
Derivative financial instruments					$ 38,000,000
Senior unsecured credit facility
Disclosure Of Financial Instruments Risk management [Line items]
Line of credit facility maximum borrowing capacity	$ 80,000,000	$ 80,000,000
Commitment fee percent	1.85%
Ifrs Scenario Plan [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Price Decrease Additional Percentage Against Actual Price		10.00%
Price fluctuation gain (loss)		$ 42,393,000	$ 47,330,000	$ 17,899,000
Currency risk [member] | Argentine Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar		356.00%	72.00%	22.00%
Currency risk [member] | Chilean Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar		3.00%	1.00%	19.00%
Currency risk [member] | Colombian Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar			21.00%	16.00%
Currency Revaluation Percentage Against Dollar		21.00%
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar				7.00%
Currency Revaluation Percentage Against Dollar		7.00%	7.00%
Currency risk [member] | Ifrs Scenario Plan [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Additional Percentage Against Dollar		10.00%
Foreign exchange fluctuation gain (loss)		$ 13,971,000	$ 14,695,000	$ 9,070,000
Currency risk [member] | Ifrs Scenario Plan [Member] | Brazilian Real [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Additional Percentage Against Dollar		10.00%
Foreign exchange fluctuation gain (loss)		$ 728,000	$ 726,000	$ 780,000
Liquidity risk [member]
Disclosure Of Financial Instruments Risk management [Line items]
Cash		$ 133,036,000
Barrels of oil equivalent per day in production at year end | item		38,000
Interest Rate Risk [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings		$ 0
Interest Rate Risk [Member] | Fixed interest rate [member] | 2027 Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings, interest rate		5.50%
Borrowings		$ 500,000,000
Credit Risk [Member] | Third Party Supplier for Crude Oil [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue		1.00%	1.00%
Credit Risk [Member] | Ecuador [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue		3.00%	1.00%
Percentage of entity's production sold		100.00%
Credit Risk [Member] | ENAP [Member] | Chile [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue		1.00%	1.00%	1.00%
Credit Risk [Member] | Methanex Chile SpA [Member] | Chile [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue		1.00%	1.00%	2.00%
Credit Risk [Member] | Petrobras Brazil [Member] | Brazil [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue		2.00%	2.00%	3.00%
Credit Risk [Member] | Three Clients [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue		89.00%	90.00%	89.00%
Credit Risk [Member] | Three Clients [Member] | Colombian subsidiary [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Concentration risk, number of customers | customer		3
Percentage of entity's revenue		96.00%	97.00%	99.00%